SCOPE OF CONSOLIDATION - Noncontrolling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Scope of Consolidation [Abstract]
Equity attributable to non-controlling interests	€ 7,849	€ 9,292
Net profit attributable to non-controlling interests	€ 2,597	€ 4,036	€ 5,409